SHARE CAPITAL (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of options	Weighted average exercise price

Balance at September 30, 2019	-	-
Granted	150,000	$1.25
Balance at September 30, 2020	150,000	$1.25
Granted	895,807	$4.29
Cancelled*	(20,000)	$1.25
Balance at September 30, 2021	1,025,807	$3.90
Granted	80,000	$2.46
Forfeited*	(190,000)	$4.59
Balance at September 30, 2022	915,807	$3.64

Disclosure of number of issued and outstanding stock options [Table Text Block]
		Options Outstanding and Exercisable
Expiry Date	Number of options	Exercisable	Exercise price	Remaining life (Years)
September 21, 2024	8,807	8,807	$7.64	1.98
July 23, 2025	150,000	150,000	$1.25	2.81
November 17, 2025	357,000	122,333	$1.25	3.13
April 28, 2026 *	240,000	80,000	$7.60	3.58
June 15, 2026	80,000	20,000	$7.60	3.71
September 6, 2027	80,000	20,000	$2.46	4.94

Disclosure of number and weighted average exercise prices of restricted share units [Table Text Block]
	Equity settled	Cash settled	Total	Weighted average exercise price
Balance at September 30, 2021 and 2020	380,000	-	380,000	$1.25
Granted	160,000	-	160,000	$5.91
Balance at September 30, 2022	540,000	-	540,000	$2.63

Disclosure of number of outstanding and exercisable restricted share units [Table Text Block]
		RSUs Outstanding and Exercisable
Expiry Date	Number of RSUs	Exercisable	Exercise price	Remaining life (Years)
July 23, 2025	150,000	75,000	$1.25	2.81
September 18, 2025	230,000	115,000	$1.25	2.97
February 1, 2027	25,000	-	$3.05	4.34
February 1, 2027	35,000	-	$3.00	4.34
April 27, 2027	100,000	25,000	$7.64	4.58

Disclosure of share based payments recognized in the consolidated statements of comprehensive loss [Table Text Block]
	For the year ended:
	September 30, 2022	September 30, 2021	September 30, 2020
	$	$	$
Stock options	643,911	643,963	138,000
Restricted share units - equity settled grants	231,145	236,652	23,300
Total equity settled share-based compensation expense	875,056	880,615	161,300
Restricted share units - cash settled grants	-	-	-
Total share-based compensation expense	875,056	880,615	161,300

Disclosure of share based payments included in the consolidated statements of comprehensive loss [Table Text Block]
	For the years ended:
	September 30, 2022	September 30, 2021	September 30, 2020
	$	$	$
Consulting fees	3,858	8,045	-
Directors' compensation	99,438	136,612	-
Marketing, advertising and investor relations	-	3,696	-
Professional fees	-	23,126	-
Research and development	771,760	709,136	161,300
Total share-based compensation expense	875,056	880,615	161,300

Disclosure of number and weighted average exercise prices of warrants [Table Text Block]
	Number of warrants	Weighted average exercise price
Balance at September 30, 2020	4,079,600	$0.05
Issued*	1,709,938	9.46
Issued - broker	132,666	7.57
Exercised	(1,948,000)	0.05
Balance at September 30, 2021	3,974,204	4.35
Issued	3,083,198	1.76
Issued - compensation warrants	225,198	1.40
Exercised	(2,874,998)	0.68
Balance at September 30, 2022	4,407,602	$4.78

Disclosure of number of outstanding warrants [Table Text Block]
	Warrants Outstanding
Expiry Date	Number of warrants	Exercise price	Remaining life (Years)
July 30, 2024 (1)	314,800	$0.05	1.83
March 17, 2024	1,697,438	$9.46	1.46
March 17, 2024	132,666	$7.57	1.46
August 30, 2024	2,037,500	$1.76	1.92
August 30, 2024	134,040	$1.76	1.92
August 30, 2024	91,158	$1.76	1.92